Fee and Commission Income and Expense (Tables)	12 Months Ended
Dec. 31, 2021
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Services Rendered by the Bank and Its Subsidiaries

This item comprises the financial income for the year corresponding to remunerations generated by the services rendered by the Bank and its subsidiaries and corresponds to the following items:

	For the years ended December 31,
	2021	2020	2019
	MCh$	MCh$	MCh$
Fees and commissions from lines of credits and overdrafts	2,571	1,990	1,553
Fees and commissions from guarantees and letters of credit	19,261	20,043	15,147
Fees and commissions from card services	70,292	58,359	75,574
Fees and commissions from accounts management	12,132	12,438	15,406
Fees and commissions from collections and payments	25,435	24,419	23,921
Fees and commissions from brokerage and securities management	9,407	9,365	9,844
Fees and commissions from asset management	21,944	23,086	25,845
Compensation for insurance brokerage	35,783	30,097	35,783
Investment banking and advisory fees	9,250	7,471	20,657
Fees and commissions from student loans ceded	5,649	5,639	5,735
Commissions on loan transactions	668	742	893
Commissions for mortgage loans	81	39	1,300
Other fees from services rendered	8,780	6,838	10,321
Other commissions earned	5,556	3,852	2,217
Totals	226,809	204,378	244,196

Summary of Expenses for Commissions Accrued in the Year for the Operations

This item includes expenses for commissions accrued during the year from operations, and corresponds to the following items:

	For the years ended December 31,
	2021	2020	2019
	MCh$	MCh$	MCh$
Compensation for cards transactions	(42,191)	(38,822)	(55,232)
Fees and commissions for securities transactions	(4,128)	(4,660)	(2,716)
Commissions paid for foreign trade transactions	(2,771)	(2,438)	(2,300)
Commissions paid for customer loyalty program benefits	(17,307)	(11,082)	(3,725)
Commissions paid for services to customers management	(1,748)	(1,808)	(3,905)
Other commissions paid	(5,122)	(4,569)	(1,914)
Totals	(73,267)	(63,379)	(69,792)

The Income and Expenses for Commissions Generated by the Segment

c)    Below are the income and expenses for commissions generated by segment and the revenue recognition calendar for ordinary activities, for the year ended December 31, 2021 according to IFRS 15.

				Revenue recognition calendar
	Segments			for ordinary activities
						Transferred
				Transferred		at a point in	Accrual
	Chile	Colombia	Total	over time		time	model
	MCh$	MCh$	MCh$	MCh$		MCh$	MCh$
Fees and commissions from lines of credits and overdrafts	2,438	133	2,571	2,571	—	—	—
Fees and commissions from guarantees and letters of credit	15,924	3,337	19,261	19,261		—	—
Fees and commissions from card services	47,153	23,139	70,292	—		70,292	—
Fees and commissions from accounts management	9,926	2,206	12,132	—		12,132	—
Fees and commissions from collections and payments	12,588	12,847	25,435	—		11,516	13,919
Fees and commissions from brokerage and securities management	2,402	7,005	9,407	—		9,407	—
Fees and commissions from asset management	13,668	8,276	21,944	—		21,944	—
Compensation for insurance brokerage	34,711	1,072	35,783	—		1,072	34,711
Investment banking and advisory fees	9,070	180	9,250	1,068		8,182	—
Fees and commissions from student loans ceded	5,649	—	5,649	—		5,649	—
Commissions on loan transactions	537	131	668	—		668	—
Commissions for mortgage loans	81	—	81	—		81	—
Other commissions earned	10,268	4,068	14,336	—		14,336	—
Totals	164,415	62,394	226,809	22,900		155,279	48,630

				Revenue recognition calendar
	Segments			for ordinary activities
					Transferred
				Transferred	at a point in	Accrual
	Chile	Colombia	Total	over time	time	model
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Compensation for cards transactions	(16,735)	(25,456)	(42,191)	—	(42,191)	—
Fees and commissions for securities transactions	(3,145)	(983)	(4,128)	—	(4,128)	—
Commissions paid for foreign trade transactions	(2,771)	—	(2,771)	—	(2,771)	—
Commissions paid for customer loyalty program benefits	(12,197)	(5,110)	(17,307)	—	(17,307)	—
Commissions paid for services to customers management	(737)	(1,011)	(1,748)	—	(1,748)	—
Other commissions paid	(2,508)	(2,614)	(5,122)	—	(5,122)	—
Totals	(38,093)	(35,174)	(73,267)	—	(73,267)	—